Stock-Based Compensation	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation	Stock-Based Compensation
Class B Units
We recognized stock-based compensation expenses of $47,445 and $78,627 for the three months ended June 30, 2021 and 2020, and $648,520 and $99,124 for the six months ended June 30, 2021 and 2020, respectively. These amounts include profits distributions to Class B unitholders of $456 and $5,757 for the three months ended June 30, 2021 and 2020, and $6,107 and $38,070 for the six months ended June 30, 2021 and 2020, respectively. The amount of stock-based compensation expense included in each of the line items in the accompanying consolidated statement of operations is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$10,568	$15,058	$124,916	18,226
Sales and marketing	840	1,022	14,910	2,225
General and administrative	36,037	62,547	508,694	78,673
Total stock based-compensation expense	$47,445	$78,627	$648,520	$99,124

The following is a rollforward of Class B Units activity for the six months ended June 30, 2021:

Unvested at January 1, 2021	75,044
Granted	17,690
Vested	(29,848)
Unvested at June 30, 2021	62,886
The weighted-average grant-date fair value of Class B Units granted was $2,195.16 and $178.69 per unit during the six months ended June 30, 2021 and 2020, respectively.
Because the Class B Units are not publicly traded, the Company must estimate the fair value of its Class B Units in each reporting period. The fair values of Class B Units were estimated by the Company’s board of managers based on the Company’s equity value. The Company’s board of managers considered, among other things, contemporaneous valuations of the Company’s equity value prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
For the three and six months ended June 30, 2020, the fair value of the Class B Units was estimated using an option pricing model to allocate the equity value of the Company to the Class B Units based on their distribution rights. To derive the fair value of the Class B Unit liability, a two-step valuation approach was used. First the equity value of the Company was estimated. The Company considers asset, market, and income-based approaches. The Company determined that an income-based approach presented the best indication of value. As such, the Company relied upon a discounted cash flow approach using a five-year discrete projection period, discounting expected future cash flows back to that date. This calculated equity value was then allocated to the common units held by various stockholders using an option pricing model.
For the three and six months ended June 30, 2021, the fair value of the Class B Units was estimated using a probability-weighted expected return method. This method considered two scenarios: one based on a market approach according to a proposed acquisition of the Company and allocated through a liquidation waterfall, and the other based on the Company continuing as a private entity according to a discounted cash flow analysis, and allocated using an option pricing model. The results of these two methods were weighted to derive the fair value of the Class B Units as of June 30, 2021.
The discounted cash flow method estimates the equity value of the Company by projecting the Company’s net cash flows into the future and discounting these net cash flows to present value by applying a discount rate. Key inputs for this valuation include the Company’s projected cash flows and discount rate. Changes to these inputs could have a material impact on the accompanying consolidated financial statements.
The option pricing model allocates the equity value to each class of common units by preparing a breakpoint analysis to determine which securities would receive value at each threshold of a hypothetical liquidation. Then applying a Black-Scholes option pricing analysis to determine the incremental value of each respective breakpoint and allocating that value to each participating security based on its pro-rata ownership in the breakpoint. Key inputs for this valuation include the equity value of the Company, risk-free rate, allocation thresholds, and stock volatility.
The Company considered several objective and subjective factors to determine the best estimate of the fair value of the Class B Units, including:
▪the Company’s historical and expected operating and financial performance;
▪current business conditions;
▪indications of value from external investors and their proposed value for the business;
▪the Company’s stage of development and business strategy;
▪macroeconomic conditions;
▪the Company’s weighted average cost of capital;
▪risk-free rates of return;
▪the volatility of comparable publicly traded peer companies; and
▪the lack of an active public market for the Company’s equity units.
See also Note 2, Stock Based Compensation.
Stock-Based Compensation
Class B Units
We recognized stock-based compensation expenses of $553,600, $20,439 and $28,212 for the years ended December 31, 2020, 2019 and 2018, respectively. These amounts include profits distributions to Class B unitholders of $78,398, $14,831 and $17,135 for the years ended December 31, 2020, 2019 and 2018, respectively. The amount of stock-based compensation expense included in each of the line items in the accompanying consolidated statement of operations is as follows:

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$102,736	$5,025	$21,889
Sales and marketing	10,567	—	6,323
General and administrative	440,297	15,414	—
Total stock based-compensation expense	$553,600	$20,439	$28,212

The following is a rollforward of Class B Units activity for the years ended December 31, 2019 and 2020:

Unvested at January 1, 2019	55,000
Granted	59,099
Vested	(36,118)
Unvested at December 31, 2019	77,981
Granted	62,676
Vested	(65,613)
Unvested at December 31, 2020	75,044
The weighted-average grant-date fair value of Class B Units granted was $178.69 and $186.83 per unit during the years ended December 31, 2020 and 2019, respectively.
Because the Class B Units are not publicly traded, the Company must estimate the fair value of its Class B Units in each reporting period. The fair values of Class B Units were estimated by the Company’s board of managers based on the Company’s equity value. The Company’s board of managers considered, among other things, contemporaneous valuations of the Company’s equity value prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. For the years ended December 31, 2018 and 2019, the fair value of the Class B Units was estimated using an option pricing model to allocate the equity value of the Company to the Class B Units based on their distribution rights.
To derive the fair value of the Class B Unit liability, a two-step valuation approach was used. First the equity value of the Company was estimated. The Company considers asset, market, and income-based approaches. The Company determined that an income-based approach presented the best indication of value. As such, the Company relied upon a discounted cash flow approach using a five-year discrete projection period, discounting expected future cash flows back to that date. This calculated equity value was then allocated to the common units held by various stockholders using an option pricing model.
For the year ended December 31, 2020, the fair value of the Class B Units was estimated using a probability-weighted expected return method. This method considered two scenarios: one based on a market approach according to a proposed acquisition of the Company and allocated through a liquidation waterfall, and the other based on the Company continuing as a private entity according to a discounted cash flow analysis, and allocated using an option pricing model. The results of these two methods were weighted to derive the fair value of the Class B Units in 2020.
The discounted cash flow method estimates the equity value of the Company by projecting the Company’s net cash flows into the future and discounting these net cash flows to present value by applying a discount rate. Key inputs for this valuation include the Company’s projected cash flows and discount rate.
The option pricing model allocates the equity value to each class of common units by preparing a breakpoint analysis to determine which securities would receive value at each threshold of a hypothetical liquidation. Then applying a Black-Scholes option pricing analysis to determine the incremental value of each respective breakpoint and allocating that value to each participating security based on its pro-rata ownership in the breakpoint. Key inputs for this valuation include the equity value of the Company, risk-free rate, allocation thresholds, and stock volatility.
The Company considered several objective and subjective factors to determine the best estimate of the fair value of the Class B Units, including:
▪the Company’s historical and expected operating and financial performance;
▪current business conditions;
▪indications of value from external investors and their proposed value for the business;
▪the Company’s stage of development and business strategy;
▪macroeconomic conditions;
▪the Company’s weighted average cost of capital;
▪risk-free rates of return;
▪the volatility of comparable publicly traded peer companies; and
▪the lack of an active public market for the Company’s equity units.
See also Note 2, Stock Based Compensation.